Note 4 - Future Changes in Accounting Policies	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
4.	Recently adopted and future changes in accounting policies

On
January 1, 2018,
the Company adopted Financial Instruments (IFRS
9
), which replaces the requirements in IAS
39,
Financial Instruments, Recognition and Measurement for classification and measurement of financial assets and liabilities. IFRS
9
introduces a single classification and measurement approach for financial instruments, which is driven by cash flow characteristics and the business model in which an asset is held. This single, principle-based approach replaces existing rule-based requirements and results in a single impairment model being applied to all financial instruments. IFRS
9
also modifies the hedge accounting model to incorporate the risk management practices of an entity. Additional disclosures are also required under the new standards. The expected credit loss related to the Company’s financial assets is not
considered material because the Company’s principal financial assets are cash and investments (note
5
) which do
not
have material expected credit losses due to the counterparty Canadian and U.S. chartered banks that have high credit ratings and low default rates.

The IASB has also issued new standards that are
not
effective for the year ended
December 31, 2018,
and although early adoption is permitted, they have
not
been applied in these consolidated financial statements.

Leases
(IFRS
16
), effective for annual periods beginning on or after
January 1, 2019,
provides a comprehensive model for the identification of lease arrangements and their treatment in the financial statements of both lessees and lessors. It supersedes IAS
17
Leases and its associated interpretive guidance. Significant changes were made to lessee accounting with the distinction between operating and finance leases removed and assets and liabilities recognized in respect of all leases (subject to limited exceptions for short-term leases and leases of low value assets). Earlier application of IFRS
16
is permitted for companies that have also adopted IFRS
15,
Revenue from Contracts with Customers.

The Company will recognize a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove underlying assets or to restore the underlying asset, less any lease incentives received. The right-of-use asset is subsequently depreciated using the straight-line method over the term of the lease.

The lease liability is initially measured at the present value of the lease payments that are not
paid at the commencement date, typically discounted using the Company’s estimated incremental borrowing rate. The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in rate or index. When the lease liability is remeasured this way, a corresponding adjustment is generally made to the carrying amount of the right-of-use asset.

The Company had non-cancellable operating lease commitments with regards to two
operating leases for its head office in Montreal expiring in
2020
and additional office space in Newton expiring in
2019.
The Company has terminated its head office lease expiring in
2020
and entered into a new lease for head office space in Montreal effective
January 2019
and expiring
October 2023.
The Company has also entered into a new lease for office space in Newton with an expected effective date of
May 2019
and expected expiry of
June 2024.
The Company has adopted the requirements of IFRS
16
effective
January 1, 2019,
using a modified retrospective approach and therefore, comparative information will not
be restated and will continue to be reported under IAS
17.
The Company has also applied the short-term lease practical expedient to its existing leases to not
recognize a right-of-use asset or lease liability for its existing leases as these were either terminated or have a lease term ending within
12
months of the date of application. Because the Company only had short-term leases at
December 31, 2018,
there was
no
cumulative effect on retained earnings on
January 1, 2019.
The Company will recognize right-of-use assets and lease liabilities for its new lease commitments effective
2019,
but has
not
yet finalized its analysis. In addition, the nature of expenses related to these new leases will now change as IFRS
16
replaces the straight-line operating lease expense with a depreciation charge for right-of-use assets and interest expense on lease liabilities.